Other Information - Additional information (Detail) R$ in Thousands		12 Months Ended
	Mar. 31, 2015 yr	Dec. 31, 2019 BRL (R$) yr shares	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Disclosure Of Call Options Status [Line Items]
Option life, share options granted	6	3
Fair value of call options | R$		R$ 17,796,506	R$ 22,895,811	R$ (13,512,523)
At fair value [member] | Call Options [Member]
Disclosure Of Call Options Status [Line Items]
Fair value of call options | R$		R$ 117,000
Thirty First March Two Thousand And Sixteen To Thirty First December Two Thousand And Nineteen [Member]
Disclosure Of Call Options Status [Line Items]
Percentage of shares no longer subject to call option		10.00%
Thirty First March Two Thousand And Seventeen To Thirty First December Two Thousand And Nineteen [Member]
Disclosure Of Call Options Status [Line Items]
Percentage of shares no longer subject to call option		18.00%
Thirty First March Two Thousand And Eighteen To Thirty First December Two Thousand And Nineteen [Member]
Disclosure Of Call Options Status [Line Items]
Percentage of shares no longer subject to call option		18.00%
Thirty First March Two Thousand And Nineteen To Thirty First December Two Thousand And Nineteen [Member]
Disclosure Of Call Options Status [Line Items]
Percentage of shares no longer subject to call option		18.00%
Thirty First December Two Thousand And Twenty [Member]
Disclosure Of Call Options Status [Line Items]
Percentage of shares no longer subject to call option		18.00%
Ordinary shares [member] | Thirty First March Two Thousand And Sixteen To Thirty First December Two Thousand And Nineteen [Member]
Disclosure Of Call Options Status [Line Items]
Shares no longer subject to call option		4,743,487
Ordinary shares [member] | Thirty First March Two Thousand And Seventeen To Thirty First December Two Thousand And Nineteen [Member]
Disclosure Of Call Options Status [Line Items]
Shares no longer subject to call option		8,538,277
Ordinary shares [member] | Thirty First March Two Thousand And Eighteen To Thirty First December Two Thousand And Nineteen [Member]
Disclosure Of Call Options Status [Line Items]
Shares no longer subject to call option		8,538,277
Ordinary shares [member] | Thirty First March Two Thousand And Nineteen To Thirty First December Two Thousand And Nineteen [Member]
Disclosure Of Call Options Status [Line Items]
Shares no longer subject to call option		8,538,277
Ordinary shares [member] | Thirty First December Two Thousand And Twenty [Member]
Disclosure Of Call Options Status [Line Items]
Shares no longer subject to call option		8,538,277
Ordinary shares [member] | Thirty First December Two Thousand And Twenty One [Member]
Disclosure Of Call Options Status [Line Items]
Stock options not entitled to exercise		8,538,277
Preference shares [member] | Thirty First March Two Thousand And Sixteen To Thirty First December Two Thousand And Nineteen [Member]
Disclosure Of Call Options Status [Line Items]
Shares no longer subject to call option		9,486,974
Preference shares [member] | Thirty First March Two Thousand And Seventeen To Thirty First December Two Thousand And Nineteen [Member]
Disclosure Of Call Options Status [Line Items]
Shares no longer subject to call option		17,076,554
Preference shares [member] | Thirty First March Two Thousand And Eighteen To Thirty First December Two Thousand And Nineteen [Member]
Disclosure Of Call Options Status [Line Items]
Shares no longer subject to call option		17,076,554
Preference shares [member] | Thirty First March Two Thousand And Nineteen To Thirty First December Two Thousand And Nineteen [Member]
Disclosure Of Call Options Status [Line Items]
Shares no longer subject to call option		17,076,554
Preference shares [member] | Thirty First December Two Thousand And Twenty [Member]
Disclosure Of Call Options Status [Line Items]
Shares no longer subject to call option		17,076,554
Preference shares [member] | Thirty First December Two Thousand And Twenty One [Member]
Disclosure Of Call Options Status [Line Items]
Preferred shares not entitled to exercise		17,076,554